OPERATING DATA - Movement in the Allowance for Doubtful Accounts (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 193	$ 184	$ 170
Additions	35	34	34
Deductions/ Releases	(29)	(38)	(25)
Foreign exchange and others	(26)	13	5
Balance as of end of year	$ 173	$ 193	$ 184